Simpson Thacher & Bartlett llp

425 Lexington Avenue

New York, N.Y. 10017-3954

(212) 455-2000

Facsimile (212) 455-2502

Direct Dial Number	E-Mail Address
212-455-3189	etolley@stblaw.com

December 9, 2004

VIA DHL AND EDGAR

Re:             Celanese Corporation — Registration Statement on

Form S-1, File No.:  333-120187

Pamela A. Long
Lesli Sheppard
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Ms. Long and Ms. Sheppard:

On behalf of Celanese Corporation (the “Registrant”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated December 3, 2004 (the “comment letter”) relating to the above-referenced Registration Statement on Form S-1 filed on November 3, 2004 (the “Registration Statement”).  The Registrant has also revised the Registration Statement in response to the Staff’s comments and is filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which reflects these revisions and generally updates financial and other information.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter.  Page references in the text of this letter correspond to the pages of Amendment No. 1.

General

1.                           Please include the offering price range as soon as practicable and allow us adequate time to review the filing with the price range before requesting effectiveness. Also, please include the number of shares offered and other information left blank in the prospectus.  You may include in brackets information that could change prior to effectiveness.  Refer to Instruction 2 to Item 501(b)(3) of Regulation S-K.  We may have further comments after reviewing this information.

The Registrant notes the Staff’s comment and respectfully advises the Staff that the Registrant will include an estimate of the offering price range in a future pre-effective amendment to the Registration Statement.

2.                           All exhibits are subject to our review. Accordingly, please file all of your exhibits with your next amendment, or as soon as possible.  Please note that we may have comments on the legal opinion and other exhibits once they are filed. Understand that we will need adequate time to review these materials before accelerating effectiveness.

The Registrant notes the Staff’s comment and has filed with Amendment No. 1 additional exhibits.  We respectfully inform the Staff that the Registrant will include any remaining exhibits in a future pre-effective amendment to the Registration Statement.

3.                           The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement. Also, it is unclear why the interim financial statements are for Blackstone Crystal Holdings Capital Partners (Cayman) IV Ltd. and Subsidiaries when they are not on the Corporate Structure chart on page 39.  Please revise to label the interim financial statements “Celanese Corporation” or explain to us why the current label is correct.

The Registrant has updated the financial statements and revised the label of the interim financial statements as of September 30, 2004 in response to the Staff’s comments above.  In addition, the Registrant has added a chart showing Blackstone Crystal Holdings Capital Partners (Cayman) IV Ltd. on page 39 of the Registration Statement.

4.                           Provide a currently dated consent from the independent public accountants in the amendment.

The Registrant has included an updated consent from its independent public accountants.

Experts

5.                          Your disclosures refer to an independent valuation firm (pages 53 and 56), actuaries (pages 62 and F-79) and use of appraisals (pages 55, 62, F-80 and F-91). Please identify each of these experts and provide their consents or delete all your references to them.  Refer to Section 436(b) of Regulation C.

In accordance with the Staff’s request, the Registrant has revised the disclosure to delete references to management relying on independent valuation firms, third party actuaries and use of appraisals.

Non-GAAP Measures

6.                           Please revise disclosure regarding your non-GAAP measures throughout the document as discussed in our conference call of November 9, 2004. Specifically, please address the following:

•                                Remove the third and fourth bullets of the discussion of EBITDA as well as the discussion regarding Adjusted EBITDA under the caption of Special Note Regarding Non-GAAP Financial Measures that begins on page 30, as these discussions and descriptions do not comply with Item 10(e) of Regulation S-K.

•                                The table on page 103 presenting the calculation of Adjusted EBITDA should be revised to include only the period for which the covenant calculation is presented on page 102.

•                                The covenant calculations on page 102 must follow the defined terms of each covenant. In this regard, an investor must be able to easily recalculate the ratios.

The Registrant has revised its disclosure regarding its non-GAAP measures throughout the document in response to the Staff’s comments above and as discussed on the conference call on November 9, 2004.

Market Share, Ranking and Other Data, page iii

7.                           Refer to the first paragraph below this subheading.  Please revise the second sentence to remove the statement that “there can be no assurance as to the accuracy or completeness of included information.” You are responsible for the accuracy and completeness of information that you include in the document.

The Registrant has revised the disclosure in response to the Staff’s request.

Celanese Corporation; page 1

8.                           Please balance your discussion of your financial information by disclosing, for example, your leveraged position and how much of your revenues in 2003 and your stub period was attributed to acquisitions.

The Registrant has deleted the discussion of financial information on page 1 in response to the Staff’s comment.

Business Strategies; page 3

9.                           This entire section is extremely vague. You may retain it but please revise to include specifics that give investors a balanced discussion of your business strategies and the reasons that you need to implement certain business strategies. For example:

•                                We note your disclosure in the first bullet point that your “advanced process control projects generate significant savings in energy and raw material while increasing yields in production units.” Please quantify and state these significant savings and increased yields for 2003 and your stub period.

•                                In the third bullet, please balance your disclosure by discussing your operating cash flows in 2004.

The Registrant has revised its disclosure on pages 3, 129 and 130 in response to the Staff’s comment.

The Transactions; page 4

10.                     Please briefly state here the plans with respect to the remaining 16% of the Celanese Shares.

In response to the Staff’s comment, the Registrant has revised and expanded the disclosure on page 4.

11.                     Please consider adding an organizational chart to depict the ownership and corporate structure of Celanese before and after the transactions. We note your chart at page 39.

The Registrant has included a chart depicting Celanese’s ownership structure prior to the Recent Restructuring.

Recent Developments; page 4

12.                     We note the agreement to acquire Acetex Corporation. Tell us whether this acquisition meets the significance tests under Rule 3-05 of Regulation S-X. Specifically, tell us the income from continuing operations before income taxes, extraordinary items and cumulative effect of a change in accounting principle of Acetex Corporation for the year ended December 31, 2003.

The Registrant respectfully advises the Staff that neither Acetex nor Vinamul acquisitions, either alone or on a combined basis, meet the significance tests under Rule 3-05.  As of December 31, 2003, the relevant tests were as follows:

	Acetex	Vinamul	Combined	Celanese
	(in millions)
Pre-tax income (loss)	$(19)	$18	$37	$203
	9.4%	9.1%	19.5%

Total assets	$481	$226	$707	$6,814
	7.1%	3.3%	10.4%

Investment compared to total assets	$493	$200	$693	$6,814
	7.2%	2.9%	10.1%

The financial information provided to the Registrant by Vinamul and used for the significance test is based on the target company’s underlying books and records prepared in local GAAP.   In the process of the Registrant’s due diligence, no material US GAAP adjustments were identified which would impact the significance test for Vinamul.  Both pending acquisitions are still subject to shareholder and/or regulatory approval.

Risk Factors; page 11

13.                     Consider whether there are any risks related to your captive insurance companies. Disclose if material.

The Registrant has revised its disclosure on pages 22, 23 and 121 in response to the Staff’s comment.

Restrictive covenants in our debt instruments...; page 16

14.                     Please confirm to us supplementally that you are in compliance with all of the terms of your outstanding debt and required ratios. In the event you are not in compliance, disclose which terms you are not meeting and the potential consequences.

The Registrant respectfully advises the Staff that the Registrant and its subsidiaries are in compliance with the terms of their respective outstanding debt and required ratios as of September 30, 2004.

Significant changes in pension fund investment…; page 23

15.                     We note that you expect to make a significant pension fund contribution by the end of 2004. If your pension plans are not adequately funded at this time, please disclose this and quantify any shortfall amount.

The Registrant has revised its disclosure on page 24 in response to the Staff’s comment.

We are a “controlled company” within the meaning of The New York Stock Exchange rules…; page 25

16.                     We note your disclosure on page 155 that the company “intends to avail itself of the ‘controlled company’ exception.” Please tell us supplementally whether you have received feedback from the New York Stock Exchange that confirms your risk factor subheading.

The Registrant respectfully advises the Staff that the Registrant’s counsel discussed the above comment with the General Counsel’s office of the New York Stock Exchange (“NYSE”).  The NYSE has confirmed that a listed company of which more than 50% of the voting power is held by an individual, a group or another company need not comply with the requirements of Sections 303A.01, 303A.04 or 303A.05 of the NYSE Listed Company Manual. Affiliates of the Sponsor presently own approximately 92.6% of the shares of Registrant’s common stock and expect to own more than 50% of Registrant’s common stock after the offering.  Accordingly, the Registrant expects to be able to rely on the “controlled company” exception.  The NYSE has not raised any issues regarding the risk factor subheading referenced in the Staff’s comment.

The Recent Restructuring; page 39

17.                     Please revise so that the font size of all text used in the chart is enlarged to match the font size used in your footnotes.

The Registrant has revised the format of the chart in response to the Staff’s comment.

Use of Proceeds; page 41

18.                     Please state here the information required by Instruction 4 to Item 504 of Regulation S-K. You may then delete your cross-reference.

In response to the Staff’s comment, the Registrant has revised and expanded the disclosure on pages 42 through 45 to include the information required by Instruction 4 to Item 504 of Regulation S-K.

Unaudited Pro Forma Financial Information; pages 46 - 56

19.                     We note that the pro forma balance sheet gives effect to the Recent Restructuring, which refers to the internal restructuring of certain of your operations as described in The Recent Restructuring on page 39. It is unclear whether the restructuring of your acetate business as explained in Recent Developments on page 4 is also reflected in the Unaudited Pro Forma Financial Information. In this regard, please provide disclosure in the headnote or footnotes to the pro forma financial information to clarify.

The Registrant has revised its disclosure on pages 49 and 50 in response to the Staff’s comment.

20.                     Please expand footnote (d) and (d)(1) on page 49 to better clarify the $309 adjustment to total shareholders’ equity.

The Registrant has revised its disclosure on page 52 in response to the Staff’s comment.

21.                     Please disclose your earnings per share calculation as explained in footnote (g) on page 56. Confirm that your calculation is in conformity with SAB Topic 1B3.

The Registrant notes the Staff’s comment and respectfully advises the Staff that the Registrant will complete the disclosure in a future pre-effective amendment to the Registration Statement.

Intellectual Property; page 142

22.                     We note your statement that “[w]e believe that the loss of no single patent which may expire in the next several years will materially adversely affect our business or financial results.” Please supplementally advise us whether expiration of several patents may take place in the next several years and whether this expiration in the aggregate may adversely affect your business or financial results.

The Registrant respectfully advises the Staff that while expiration of several patents may take place in the next several years, the Registrant believes that the loss of no single patent or group of patents that may expire in the next several years will materially adversely affect the Registrant’s business or financial results.

Environmental and Other Regulation; page 142

23.                     We note your disclosure at the bottom of page 143 that new air regulations in the U.S. could significantly increase compliance costs in 2007. Please provide more detail here, including quantification, if available. Also consider adding information to your risk factors concerning these increased costs.

In response to the Staff’s comment, the Registrant has expanded the disclosure on pages 21 and 148 to provide more detail on the compliance costs in connection with the new U.S. air regulations.

24.                     Please update as to whether a final ruling is available concerning VAM and explain the impact on the company. We note your disclosure on page 144 that a final ruling is expected at the end of 2004.

In response to the Staff’s comment, the Registrant has revised the disclosure on pages 21 and 149 to reflect its current expectations regarding the timing of the final ruling.

25.                     Consider adding subheadings to this section similar to the way you use subheadings in your Legal Proceedings section.

In response to the Staff’s comment, the Registrant has revised the disclosure and included subheadings under the caption “Environmental and Other Regulation.”

Local Proceedings; page 150
Plumbing Actions; page 150

26.                     Please briefly summarize the material provisions of the settlement agreement you mention in the first paragraph at the top of page 152.

The Registrant has expanded its disclosure on page 157 to address the Staff’s comment.

Principal Stockholders and Beneficial Owners; page 158

27.                     With respect to each entity listed as a selling shareholder, supplementally advise us whether it is a broker-dealer or whether it is affiliated with broker-dealers. We may have further comments.

The Registrant respectfully advises the Staff that the existing shareholders of the Registrant do not intend to sell shares in this offering.

The limited partner of BA Capital Investors Sidecar Fund, L.P. (“BACI”), one of the Registrant’s shareholders, is BA Equity Investors, Inc., a wholly owned subsidiary of Bank of America Corporation (“BAC”).  BA Capital Management Sidecar, L.P. (“BACI Management”) is the general partner of BACI.  The limited partners of BACI Management are employees of Bank of America, National Association (“BANA”), which is a wholly owned subsidiary of BAC.  BACM I Sidecar GP Limited (“BACM I”) is the general partner of BACI Management, L.P. and Travis Hain, an employee of BANA, is the managing member of BACM I.  If Mr. Hain’s employment with BAC or its subsidiaries is terminated, Mr. Hain will cease to be such managing member. Several subsidiaries and affiliates of BAC, other than BACI, BACI Management, BACM I and Mr. Hain, are broker-dealers.

The other Registrant’s shareholders, Blackstone Capital Partners (Cayman) Ltd. 1, Blackstone Capital Partners (Cayman) Ltd. 2, and Blackstone Capital Partners (Cayman) Ltd. 3, are affiliates of The Blackstone Group L.P., a limited license broker-dealer.

Certain Relationships and Related Party Transactions; page 160

28.                     Please disclose whether you believe that the transactions described are on terms at least as favorable to the company as it would expect to negotiate with unrelated third parties.

The Registrant has revised its disclosure on page 170 in response to the Staff’s comment.

Transaction and Monitoring Fee Agreement; page 160

29.                     Please name the affiliate of the Sponsor here and elsewhere in your document, for example at page 53.

The Registrant has revised its disclosure on pages 51, 55 and 170 in response to the Staff’s comment.

30.                     Please file as an exhibit the transaction and monitoring fee agreement with the Sponsor.

We respectfully inform the Staff that the Registrant will include the transaction and monitoring fee agreement as an exhibit to a future pre-effective amendment to the Registration Statement.

31.                     Please revise to explain what you mean by “certain structuring, advisory and management services.”

The Registrant has revised the disclosure on page 170 and 171 in response to the Staff’s comment.

Shareholders’ Agreement; page 161

32.                     Please briefly summarize the “certain exceptions” you mention in the third paragraph.

The Registrant has revised the disclosure on page 172 in response to the Staff’s comment.

Registration Rights Agreement; page 162

33.                     Please briefly summarize the “certain exceptions” you mention in the first paragraph.

The Registrant has revised the disclosure on page 172 in response to the Staff’s comment.

Description of Indebtedness; page 163
Guarantee and Security; page 166

34.                     We note your disclosure “secured by assets on a silent second basis.” Please revise to explain what this means.

The Registrant has revised the disclosure on page 177 in response to the Staff’s comment.

Underwriters; page 184

35.                     We note that you have not yet named your underwriters. We will have comments concerning your underwriters section after you have named your underwriters.

The Registrant has named the underwriters in Amendment No. 1 to the Registration Statement.

Celanese Consolidated Balance Sheet

36.                     Please provide a pro forma balance sheet along side your historical balance sheet to reflect the $355 million planned distribution to owners (but not giving effect to the offering proceeds) in accordance with Staff Accounting Bulletin Topic 1B.3.

The Registrant has revised the disclosure on pages F-71, F-72 and F-77 in response to the Staff’s comment.

37.                     Pro forma per share data should also be presented for the latest year and interim period giving effect to the number of shares whose proceeds would be necessary to pay the distributions. Expand your disclosures to clarify why this pro forma information is being presented and how you have calculated such amounts. Refer to SAB Topic 1B.3 for details.

The Registrant notes the Staff’s comment and respectfully advises the Staff that the Registrant will complete the disclosure in a future pre-effective amendment to the Registration Statement.

Note 27. Business and Geographical Segments

38.                     As we discussed in our conference call on November 9, 2004, please expand your disclosures to include product information as differentiated by your business lines or tell us how your current disclosures complies with paragraph 37 of SFAS 131.

The Registrant has revised its disclosure in response to the Staff’s comments above and as discussed on the conference call on November 9, 2004.

Recent Sales of Unregistered Securities; page II-2

39.                     For each sale, please disclose the consideration received. Refer to Item 701(c) of Regulation S-K.

The Registrant has revised the disclosure on page II-2 in response to the Staff’s comment.

40.                     Please also state the exemption from registration relied on for each transaction, including a brief statement of the facts relied upon to make the exemption available. Refer to Item 701(d) of Regulation S-K.

The Registrant has revised the disclosure on page II-2 in response to the Staff’s comment.

Exhibits; page II-2

41.                     Please file the Domination Agreement or advise us supplementally as to why you did not file this agreement as part of this registration statement.

The Registrant has filed the Domination Agreement as an exhibit with Amendment No. 1.

* * * * * * *

Please call me (212-455-3189) or Igor Fert (212-455-2255) of my firm if you wish to discuss our responses to the comment letter.

Very truly yours,

/s/ Edward P. Tolley III
Edward P. Tolley III